Leases (Tables)	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	October 31, 2025	October 31, 2024

Right-of-use assets, net	$104,129	$23,407

Operating lease liabilities - current	$77,596	$23,407
Operating lease liabilities - non-current	26,533	-
Total operating lease liabilities	$104,129	$23,407

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.3 years
Weighted average discount rate	3.9%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2026	$80,234
2027	26,745
Total future minimum lease payments	106,979
Less: imputed interest	2,850
Present value of lease liabilities	$104,129